Financial risk management - Interest rate risk and foreign exchange risk (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk
Financial risk management
Increase in interest rates	100.00%
Decrease in interest rates	(100.00%)
Increase (Decrease) In Equity due to increase in interest rates.	€ 30,000,000	€ 33,200,000	€ 36,800,000
Increase (Decrease) In equity due to decrease in interest rates.	(30,000,000)	(33,200,000)	(36,800,000)
Increase (Decrease) in profit or loss due to increase in interest rate.	30,000,000	33,200,000	36,800,000
Increase (Decrease) in profit or loss due to decrease in interest rate	€ (30,000,000)	€ (33,200,000)	€ (36,800,000)
Foreign exchange risk
Financial risk management
Percentage of change in risk assumption	10.00%	10.00%	10.00%	10.00%
Euros - U.S. Dollars Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	€ (182,651,000)	€ (70,387,000)	€ (78,013,000)
Euros - GB Pounds Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	62,000	31,000	666,000
Euros - CH Francs Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	€ 774,000	€ 280,000	€ 385,000